Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 - RELATED PARTY TRANSACTIONS

On January 15, 2018 Ms. Sandra Fowler, was appointed as the Chief Marketing Officer of the Company. Pursuant to the terms of the Fowler Employment Agreement, Ms. Fowler shall serve as Chief Marketing Officer of the Company. The initial term of the agreement will expire on January 15, 2019 and commencing on January 15, 2019 and on each anniversary of such date thereafter, the term of the Fowler Employment Agreement shall automatically renew for a one-year period, unless earlier terminated by either party pursuant to the terms of the Fowler Employment Agreement. In consideration for Ms. Fowler’s services, under the Fowler Employment Agreement, Ms. Fowler shall receive (i) an annual base salary of $48,000 and (ii) 200,000 shares of restricted common stock of the Company. Further, pursuant to the Fowler Employment Agreement, the Company agreed to revise the annual base compensation for Ms. Fowler to $65,000, after 90 days of the execution of the Fowler Employment Agreement, or after the Company raises not less than $1,000,000 from sales of its equity securities subsequent to the execution of the Fowler Employment Agreement, whichever may come first. In addition, Ms. Fowler shall be eligible to participate in any equity-based incentive compensation plan or programs adopted by the Company’s board of directors.

On February 5, 2018, Dr. Coleman and Benjamin Coleman voluntarily returned and canceled an aggregate of 3,280,470 common shares in order to prevent dilution to the shareholders during the Company’s efforts to secure new senior management, provide additional incentive equity and to form an advisory board. The return of common stock by Dr. Coleman and Benjamin Coleman was a non-cash transaction.

On February 20, 2018, Mr. Daniel Weadock was appointed Chief Executive Officer and Director of the Company. On February 20, 2018, the Company entered into an executive employment agreement with Mr. Weadock (the “Weadock Employment Agreement”), pursuant to which Mr. Weadock agreed to act as the Company’s chief executive officer. Pursuant to the terms of the Weadock Employment Agreement, Mr. Weadock initial will not receive a salary. However, effective on the business day after the date on which the Company achieves Capitalization (as hereinafter defined) of $2,000,000 or more, Mr. Weadock’s annual base salary will be $100,000. For purposes of the Weadock Employment Agreement, “Capitalization” means aggregate net cash proceeds received by the Company from (a) the Company’s sale of common stock pursuant to Puts (as such term is defined in the Investment Agreement dated as of October 12, 2017 by and between the Company and Tangiers Global, LLC (the “Investment Agreement”)) under the Investment Agreement, and/or (b) any other sale by the Company of common stock or preferred stock, whether in a public offering or a private placement. In addition, pursuant to the terms of the Weadock Employment Agreement, the Company agreed to grant Mr. Weadock (i) 300,000 shares of restricted stock as soon as administratively practicable following execution of the Weadock Employment Agreement, and (ii) 1,584,202 shares of restricted common stock, consistent with the grant and vesting schedule set forth in the agreement; provided, however, that no grant will be made and no shares will be issued with respect to any grant if Mr. Weadock is not employed by the Company as an executive on the respective Date of Grant as set forth in the agreement. The Weadock Employment Agreement has a term of one year, unless Mr. Weadock’s employment is terminated sooner by the board of directors, and the term will be extended for additional one-year periods unless the Company or Mr. Weadock gives the other party at least 30 days’ prior written notice of its intent not to renew. On February 20, 2018, the Company also entered into a compensation agreement with Mr. Weadock (the “Director Compensation Agreement”).Pursuant to the terms of the Director Compensation Agreement, the Company agreed to grant Mr. Weadock an aggregate of 240,000 shares of restricted common stock, consistent with the grant and vesting schedule set forth in the agreement; provided, however, that no grant will be made and no shares will be issued with respect to any grant, if Mr. Weadock is not a member of the Company’s board of directors on the respective Date of Grant as set forth in the agreement. If the Company is acquired by, or merged into and with, another entity prior to the last Date of Vesting set forth in the agreement (i.e. February 23, 2022), all shares issuable to Mr. Weadock under the Director Compensation Agreement will become fully vested and non-forfeitable. The Company also agreed to reimburse Mr. Weadock for all reasonable travel and incidental expenses incurred by Mr. Weadock in performing his services and attending meetings as approved in advance by the Company. Also, on February 20, 2018, the Company also entered into an indemnity agreement with Mr. Weadock (the “Weadock Indemnity Agreement”). Pursuant to the terms of the Indemnity Agreement, the Company agreed to use reasonable efforts to obtain and maintain in full force and effect directors’ and officers’ liability insurance (“D&O Insurance”) in reasonable amounts from established and reputable insurers; provided, however, the Company shall have no obligation to obtain or maintain D&O Insurance if the Company determines in good faith that such insurance is not reasonably available, the premium costs for such insurance are disproportionate to the amount of coverage provided, the coverage is reduced by exclusions so as to provide an insufficient benefit, or Mr. Weadock is covered by similar insurance maintained by a subsidiary of the Company. In addition the foregoing, the Company will indemnify Mr. Weadock from certain third party actions, derivative actions and actions where Mr. Weadock is decreased; provided, however, the Company shall not be obligated to indemnify Mr. Weadock for actions including, but not limited to, actions initiated by Mr. Weadock, for any action in which it is determined that the material assertions made by Mr. Weadock in such proceeding were not made in good faith or were frivolous, for any settlements not authorized by the Company, for any actions on the account of Mr. Weadock’s willful misconduct, and for any expenses and the payment of profits arising from the purchase and sale Mr. Weadock of securities in violation of Section 16(b) of the Securities Exchange Act, or any similar successor statute; provided, further that, that the Company shall not be obligated to indemnify Mr. Weadock for expenses or liabilities of any type whatsoever which have been paid directly to Mr. Weadock pursuant to the Company’s D&O Insurance policy.

NOTE 13 - RELATED PARTY TRANSACTIONS

On January 16, 2017, the Company issued 145,740 shares of common stock related to a Director Agreement with Pawel Hardej. The Company recorded fair value of $64,126 ($0.44 per share) based upon the most recent trading price per share of the Company’s stock.

On January 16, 2017, the Company issued 41,640 shares of common stock related to a Director Agreement with John Zimmerman. The Company recorded fair value of $18,322 ($0.44 per share) based upon the most recent trading price per share of the Company’s stock.

On January 16, 2017, the Company issued 62,460 shares of common stock related to a Director Agreement with John Choo. The Company recorded fair value of $27,482 ($0.44 per share) based upon the most recent trading price per share of the Company’s stock.

On August 8, 2017, Chad Sykes, the Company’s Founder and Chief of Cultivation, returned 2,500,000 shares of common stock to the Company. Mr. Sykes voluntarily returned such shares in order to prevent dilution to the Company’s shareholders as a result of the Alamo Merger and in order to facilitate the merger. The return of common stock by Chad Sykes was a non-cash transaction and reduces the common stock outstanding as of December 31, 2017.

On August 9, 2017, Chad Sykes, the Company founder, tendered his resignation as a Director and member of the Board of Directors as part of the Company’s merger agreement with Alamo CBD.

On August 9, 2017, John Choo tendered his resignation as a Director and member of the Board of Directors as part of the Company’s merger agreement with Alamo CBD.

On August 9, 2017, Pawel Hardej tendered his resignation as a Director and member of the Board of Directors as part of the Company’s merger agreement with Alamo CBD.

On August 9, 2017, John Seckman was elected a Director and member of the Board of Directors. On November 1, 2017, John Seckman resigned as a Director of the Company and as a member of the Board of Directors, effective December 4, 2017. Mr. Seckman’s resignation was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies (including accounting or financial policies) or practices, the Company’s management or the Board. Mr. Seckman’s resignation was due to time constraints based on new business and increasing demands of John Seckman and Associates, of which Mr. Seckman is principal.

On August 9, 2017, we entered into a Director Agreement with Rick Gutshall. The Company agreed to reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company.

On August 9, 2017, we entered into a Director Agreement with Annette Knebel. The Company agreed to reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company.

On August 9, 2017, we entered into a Director Agreement with Dr. Lang Coleman. The Company agreed to reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company.

On September 6, 2017, the Company issued 2,957,763 shares of common stock to Dr. Lang Coleman, Director, related to the merger of the Company and Alamo CBD. The Company recorded fair value of $561,975 ($0.19 per share) based upon the most recent trading price per share of the Company’s stock.

On September 6, 2017, the Company issued 758,401 shares of common stock Rick Gutshall, former Interim-Chief Executive Office, former Chief Financial Officer, and Director, related to the merger of the Company and Alamo CBD. The Company recorded fair value of $144,096 ($0.19 per share) based upon the most recent trading price per share of the Company’s stock.

On September 15, 2017, the Company issued 250,000 shares of common stock related to an Employment Agreement with Annette Knebel, Chief Financial Officer and Director and former Chief Accounting Officer. The Company recorded fair value of $50,000 ($0.20 per share) based upon the most recent trading price per share of the Company’s stock.

On May 9, 2016, the Company entered into a Director Agreement with Pawel Hardej. The Company will reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company. The Company shall award to the Director 166,560 shares of common stock over a two-year period as directed in the Director Agreement. As of December 31, 2016, the Company issued 20,820 shares of common stock having a fair value of $13,512 ($0.65/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).

On April 8, 2016 the Company entered into an employment agreement with John Zimmerman, to serve as a Vice President of Business Development. The term of the agreement will continue until April 8, 2017, unless the employment is sooner terminated by the Board of Directors. As compensation for services, the employee will receive 100,000 shares of common stock and a percentage of closed projects as follows:

●	5% on Purchase Orders (facilities and production finishing hardware) minus taxes, fees and shipping for sole sourced projects that lead to a signed Design Build Agreement.

●	5% of Facilities portion of Purchase Order only on signed Design Build agreements brought in from Authorized Dealers.

●	Discretionary % split agreed to by Executive on a case-by-case basis for supporting services he chooses to bring into closing an agreement.

●	Compensation payments dispersed at the same % rate as the contractually agreed client payments schedule is received from the client/finance group (i.e.: 5% down, 50% at Purchase Order, 45% at shipping, etc.)

On April 8, 2016, we issued 100,000 shares of common stock related to an Executive Employment Agreement with John Zimmerman. The Company recorded fair value of $54,500 ($0.545/share) based upon the most recent trading price per share of the Company’s stock (See Note 11).

On March 1, 2015, the Company entered into a Director Agreement with William Jamieson. The Company will reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company. The Company shall award to the Director 166,560 shares of common stock pursuant to the Company’s 2015 Stock Incentive over a two-year period as directed in the Director Agreement. As of December 31, 2016, the Company issued 83,280 shares of common stock having a fair value of $36,435 ($0.30 - $0.5/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).

On May 9, 2016, Mr. William Jamieson resigned as a Director in the Company. Mr. Jamieson’s resignation was not the result of any disagreement with us on any matter relating to our operations, policies (including accounting or financial policies) or practices. A majority of the Board of Directors decided to restructure the Board of Directors to better reflect the Company’s current business direction and Mr. Jamieson voluntarily agreed to resign as part of that restructuring effort. Mr. Jamieson was issued 83,280 shares of common stock as part of an agreement with the Company and the Company recorded a fair value of $54,049($0.649/share) based upon the most recent trading price per share of the Company’s common stock.